SCHEDULE OF CONVERTIBLE DEBT (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020
Debt Instrument [Line Items]
Unamortized discounts	$ (52,596)
Accrued interest	9,543			$ 416	$ 5,248
Premium, net				11,785
Convertible notes and debenture	125,000		$ 95,000	$ 19,600
Convertible notes, net	633,740	926,438
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Unamortized discounts	(88,837)	(31,669)
Premium, net	195,327	313,127
Convertible notes and debenture	527,250	644,980
Convertible notes, net	$ 633,740	926,438
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible notes and debenture		644,980	400,128
Unamortized discounts		(31,669)	(6,139)
Accrued interest		57,822	34,098
Premium, net		313,127	196,496
Convertible notes, net		984,260	$ 624,583
Convertible notes and debenture		$ 1,000